BUSINESS ACQUISITION (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 19, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 86,176
Revenues			$ 219,741	$ 24,837	$ 363,056
Net Income (Loss) Attributable to Parent			(497,406)	$ (328,138)	(3,400,862)	$ (732,570)
Lyell Environmental Services Inc [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	1,280,538
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 1,194,362
Revenues		$ 200,705	170,452
Net Income (Loss) Attributable to Parent		18,942	$ 116,201
Business Acquisition, Pro Forma Revenue					$ 1,787,833
Business Acquisition, Pro Forma Net Income (Loss)		$ 3,312,957